Property, plant and equipment - Details of Estimated Recoverable Amount on Impairment Test (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment		$ 527.8
Cardium [member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment		$ 450.0
Legacy [member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	$ 21.8
1% change in discount rate | Cardium [member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	66.9
1% change in discount rate | Peace River [member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	1.3
1% change in discount rate | Legacy [member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	0.0
5% change in cash flows | Cardium [member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	66.2
5% change in cash flows | Peace River [member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	2.8
5% change in cash flows | Legacy [member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	0.0
Recoverable amount | Cardium [member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	849.2
Recoverable amount | Peace River [member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	28.5
Recoverable amount | Legacy [member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	0.0
Impairment/ (Impairment reversal) | Cardium [member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	0.0
Impairment/ (Impairment reversal) | Peace River [member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	(18.0)
Impairment/ (Impairment reversal) | Legacy [member]
Disclosure of estimated recoverable amount on impairment test [Line Items]
Impairment	$ 21.8